Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
(215) 564-8000

December 20, 2022

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) –
Form N-14
File Nos.: 333‑119867 and 811‑21624

Dear Sir or Madam:

In connection with the registration by the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Trust’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register shares to be issued by the AZL® MVP Balanced Index Strategy Fund, AZL® MVP FIAM Multi-Strategy Fund and AZL® MVP DFA Multi-Strategy Fund, in connection with the acquisition of substantially all of the assets and liabilities of each series identified as an Acquired Fund on Exhibit A hereto, pursuant to a Form of Agreement and Plan of Reorganization included in the Registration Statement. Shareholder approval is not being requested for this matter.

Pursuant to Rule 488 under the 1933 Act, the Trust hereby proposes that the Registration Statement become effective on January 19, 2023.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact J. Stephen Feinour, Jr. Esq. at (215) 564-8521.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

EXHIBIT A

Acquired Fund	Acquiring Fund
AZL MVP FusionSM Balanced Fund ● Shares	AZL® MVP Balanced Index Strategy Fund ● Shares
AZL MVP FusionSM Conservative Fund ● Shares	AZL® MVP FIAM Multi-Strategy Fund ● Shares
AZL MVP FusionSM Moderate Fund ● Shares	AZL® MVP DFA Multi-Strategy Fund ● Shares